July 9, 2020

VIA EDGAR

Division of Investment Management

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-9303

Re:	Wildermuth Endowment Fund
Securities Act File No. 333-191152
Investment Company Act File No. 811-22888

Dear Sir or Madam:

This letter is in reference to post-effective amendment no. 9 to the registration statement on Form N-2 of the Wildermuth Endowment Fund (formerly known as Wildermuth Endowment Strategy Fund) (the “Fund” or the “Registrant”), which is being filed herewith.

Registrant is a registered closed-end investment company operating as an “interval fund” pursuant to Rule 23c-3 adopted under the Investment Company Act of 1940, as amended (the “1940 Act”). Registrant filed its initial registration statement on Form N-2 on September 13, 2013, and its registration was declared effective by the Commission on December 22, 2014.

In late February 2020, Registrant’s independent public accountant notified the Fund’s Audit Committee that it would not be able to complete the audit in a timely manner due to valuation issues pertaining to a number of the Fund’s fair valued securities. Management, together with the Fund’s Board of Trustees (“Board’) and Audit and Valuation Committees thereof, worked with the Fund’s independent auditor to review multiple valuations used by the Fund in the course of 2019 and at December 31, 2019. Ultimately, the Fund adopted new valuations for several such securities and has begun the process of correcting all effected net asset values and net asset values per share that were affected.

As of today’s date, the Fund’s independent auditor, RSM (US) LLP, completed its audit of the Fund’s financial statements for the year ended December 31, 2019, and Registrant has, in accordance with Rules 30b-2 and 30e-1 under the 1940 Act, transmitted to shareholders its annual report and filed with the Commission Forms N-CSR and N-CEN for the applicable period.

Registrant is filing herewith a post-effective amendment to its registration statement, pursuant to Rule 486(a) adopted under the Securities Act of 1933, as amended (the “Securities Act”), which provides that such amendment shall become effective sixty (60) days after the filing or within a lesser period of time as provided by the Commission. As counsel to the Fund, we believe that this filing would be eligible for immediate effectiveness pursuant to Securities Act Rule 486(b), as it is being submitted only to bring the Fund’s financial statements up to date and make non-material changes.

JOHN H. GRADY ● PARTNER

Bryn Mawr, PA 19010 ● p: 484.730.8535

 Practus, LLP ● John.Grady@Practus.com ● Practus.com

Under the circumstances and given that the Fund will be unable to re-start its public offering of securities until this amendment is effective, we are seeking the Staff’s assistance to expedite the effective date of this amendment. Please let me know whether you would be willing to have a call to discuss this request.

Very truly yours,

Practus, LLP

By:	/s/ John Grady
John Grady, Partner

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